TURNOVER TAX	12 Months Ended
Dec. 31, 2023
TURNOVER TAX
TURNOVER TAX

27.TURNOVER TAX

Commencing January 2020 and January 2023, the tax authorities of the City of Buenos Aires and the Province of Mendoza, respectively, began to impose a Turnover Tax on the revenues derived from securities and instruments (Leliqs/Notaliqs or Repos) issued by the Central Bank of Argentina.

The BCRA initiated declaratory actions of certainty against both tax authorities regarding the unconstitutionality of the measures implemented, as they directly and significantly affect the purposes and functions assigned to the BCRA, substantially altering the execution of national monetary and financial policy. The BCRA also established that the imposition of this Turnover Tax is in clear contradiction to the provisions of the National Constitution and its Organic Charter. The BCRA has the authority to issue instruments to regulate monetary policy and achieve financial and exchange stability.

Through the enacted laws, provincial governments exceeded their powers by imposing taxes on these monetary policy instruments, the regulation, implementation, and/or use of which falls within the jurisdiction of the BCRA. This directly impacts the immunity principle of the national government's policy as these revenues cannot be subject to taxation at the local level due to their immunity or non-taxable status. Both municipalities and provinces lack tax authority over financial instruments issued by the National Government.

In line with the submissions made by the BCRA, the Argentine Banking Association (ABA), the Argentine Bankers' Association (ADEBA), and the majority of financial institutions operating in these provinces have also filed constitutional actions against these regulations. These actions are still pending resolution by the Supreme Court of Justice.

Based on the aforementioned, the Bank believes that the reasons supporting the non-taxability of these types of instruments are strong based on expert opinions, both internal and from third-party specialists. We estimate the likelihood of a favorable ruling to our position as the majority view. Consequently, the Bank has ceased paying the tax on the revenues generated by Leliqs operations in Mendoza since January 2023, and by Leliqs and Repo transactions in the City of Buenos Aires since April of the current year.

As of December 31, 2023, the Group had received notifications from the Tax Administration of Mendoza in repect of  the period comprised between January 2023 and April 2023, and from the Argenine Government Agency for Public Revenue in repect of  the period comprised between June 2023 and July 2023. In addition, ex officio proceedings have been initiated for the period comprised between April 2023 and May 2023, as a result of which we have created contingency provisions in the amount of $4,037,278.